Note 13 - Income Taxes - Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Statement Line Items [Line Items]
Unrecognized Deductible Temporary Differences and Unused Tax Losses	$ 14,886,000	$ 14,572,000
Carrying value less than income tax basis of interest in exploration properties [member]
Statement Line Items [Line Items]
Unrecognized Deductible Temporary Differences and Unused Tax Losses	5,410,000	5,410,000
Carrying value less than income tax basis of fixed assets [member]
Statement Line Items [Line Items]
Unrecognized Deductible Temporary Differences and Unused Tax Losses	53,000	53,000
Non-capital losses carried forward [member]
Statement Line Items [Line Items]
Unrecognized Deductible Temporary Differences and Unused Tax Losses	9,381,000	9,067,000
Capital losses carried forward [member]
Statement Line Items [Line Items]
Unrecognized Deductible Temporary Differences and Unused Tax Losses	$ 42,000	$ 42,000